Related party transactions - Summary of Compensation for Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	¥ 1,657	¥ 1,660	¥ 1,831
Stock-based compensation	4,431	2,917	1,928
Total	¥ 6,088	¥ 4,577	¥ 3,759